Intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of detailed information about intangible assets	Intangible assets comprise the following:
	March 31, 2025	March 31, 2024
Other intangible assets	696,873	641,862
	696,873	641,862

Disclosure of detailed information about the intangible assets other than goodwill
The following table presents the changes in intangible assets during the years ended March 31, 2025
 and
 2024.

	Bandwidth Capacity	Software	License fees	Total

(A) Gross carrying amount
Balance as of April 01, 2023	773,288	2,287,180	78,000	3,138,468
Acquisitions during the year	-	508,172	-	508,172
Disposals during the year	-	256	-	256
Balance as of March 31, 2024	773,288	2,795,096	78,000	3,646,384
Acquisitions during the year	-	466,678	-	466,678
Disposals during the year	-	50,968	-	50,968
Balance as of March 31, 2025	773,288	3,210,806	78,000	4,062,094

(B) Accumulated depreciation
Balance as of April 01, 2023	682,497	1,786,681	46,602	2,515,780
Amortization for the year	89,216	396,530	3,150	488,896
Disposals during the year		154		154
Balance as of March 31, 2024	771,713	2,183,057	49,752	3,004,522
Amortization for the year	1,400	401,630	3,150	406,180
Disposals during the year	-	45,481	-	45,481
Balance as of March 31, 2025	773,113	2,539,206	52,902	3,365,221

(C) Carrying amounts
As of April 01, 2023	90,791	500,499	31,398	622,688
As of March 31, 2024	1,575	612,039	28,248	641,862
As of March 31, 2025	175	671,600	25,098	696,873